Convertible redeemable non-controlling interests and convertible non-controlling interests (Details) ¥ in Thousands, $ in Thousands	1 Months Ended	3 Months Ended	12 Months Ended
	Feb. 29, 2024 USD ($)	Dec. 31, 2023 USD ($)	Dec. 31, 2023 CNY (¥)	Dec. 31, 2022 CNY (¥)	Dec. 31, 2021 CNY (¥)	Dec. 31, 2021 USD ($)	Dec. 31, 2020 USD ($)
Convertible redeemable non-controlling interests and convertible non-controlling interests
Aggregate cash consideration for shares issuable | $		$ 149,000
Convertible redeemable noncontrolling interests, beginning balance			¥ 13,010,576	¥ 12,257,889	¥ 3,345,265
Issuance of convertible redeemable non-controlling interests, net of issuance costs					8,225,007
Accretion of convertible redeemable non controlling interests to redemption value			995,685	898,649	687,617
Repurchase of convertible redeemable non-controlling interests				(145,962)
Convertible redeemable noncontrolling interests, ending balance		$ 1,972,740	14,006,261	13,010,576	12,257,889
Convertible noncontrolling interests, beginning balance			1,069,357	1,069,357	99,851
Issuance of convertible non-controlling interests, net of issuance costs					969,506
Convertible noncontrolling interests, ending balance			¥ 1,069,357	1,069,357	¥ 1,069,357
Repurchase of convertible redeemable non-controlling interests, difference in additional paid-in capital				¥ 15,764
Soda Technology Inc. ("Soda")
Convertible redeemable non-controlling interests and convertible non-controlling interests
Proceeds of redeemable and contingently redeemable shares issued by subsidiaries | $						$ 1,264,000	$ 1,264,000
Soda Technology Inc. ("Soda") | Subsequent Event
Convertible redeemable non-controlling interests and convertible non-controlling interests
Aggregate cash consideration for shares issuable | $	$ 66,664
Voyager Group Inc. ("Voyager")
Convertible redeemable non-controlling interests and convertible non-controlling interests
Proceeds of redeemable and contingently redeemable shares issued by subsidiaries | $						825,000	$ 825,000
City Puzzle Holding Limited ("City Puzzle")
Convertible redeemable non-controlling interests and convertible non-controlling interests
Proceeds of redeemable and contingently redeemable shares issued by subsidiaries | $						$ 1,340,000